MARKETABLE SECURITIES (Details Narrative) (USD $)	9 Months Ended
Sep. 30, 2013
Investments, Debt and Equity Securities [Abstract]
Recorded unrealized loss	$ 6,250
Proceeds sale of Unrelated Company Shares	$ 129,397